Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amount and Fair Value of Derivative Financial Instruments
The following tables disclose the derivative instruments’ location on the Company’s Consolidated Balance Sheets and the notional amount and fair value of those instruments at December 31, 2023 and December 31, 2022.

	Asset Derivatives
	December 31, 2023			December 31, 2022
(In thousands)	Balance Sheet Location	Notional Amount	Fair Value	Balance Sheet Location	Notional Amount	Fair Value
Derivatives designated as hedging instruments
Fair Value Hedges:
Interest rate swap contracts (hedging commercial loans)	Other assets	$12,032	$611	Other assets	$55,073	$4,038

Total Fair Value Hedges		$12,032	$611		$55,073	$4,038
Cash Flow Hedges:
Interest rate swap contracts (hedging FHLB borrowings)	Other assets	$500,000	$0	Other assets	$500,000	$0

Total Cash Flow Hedges		$500,000	$0		$500,000	$0

Total derivatives designated as hedging instruments		$512,032	$611		$555,073	$4,038

Derivatives not designated as hedging instruments
Forward loan sales commitments	Other assets	$3,880	$93	Other assets	$15,475	$220
TBA mortgage-backed securities	Other assets	0	0	Other assets	22,649	146
Interest rate lock commitments	Other assets	99,278	1,144	Other assets	73,412	1,146

Total derivatives not designated as hedging instruments		$103,158	$1,237		$111,536	$1,512

Total asset derivatives		$615,190	$1,848		$666,609	$5,550

	Liability Derivatives
	December 31, 2023			December 31, 2022
(In thousands)	Balance Sheet Location	Notional Amount	Fair Value	Balance Sheet Location	Notional Amount	Fair Value
Derivatives not designated as hedging instruments
Forward loan sales commitments	Other liabilities	$0	$0	Other liabilities	$0	$0
TBA mortgage-backed securities	Other liabilities	77,115	678	Other liabilities	63,000	213
Interest rate lock commitments	Other liabilities	0	0	Other liabilities	48,949	348

Total derivatives not designated as hedging instruments		$77,115	$678		$111,949	$561

Total liability derivatives		$77,115	$678		$111,949	$561

Summary of Carrying Amount Hedged Assets/(Liabilities)
The following table represents the carrying amount of the hedged assets/(liabilities) and the cumulative amount of fair value hedging adjustment included in the carrying amount of the hedged assets/(liabilities) that are designated as a fair value accounting relationship as of December 31, 2023 and December 31, 2022.

(In thousands) Derivatives in Fair Value Hedging Relationships	Location in the Statement of Condition	December 31, 2023
		Carrying Amount of the Hedged Assets/(Liabilities)	Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of the Hedged Assets/ (Liabilities)	Cumulative Amount of Fair Value Hedging Adjustment Remaining for any Hedged Assets/ (Liabilities) for which Hedge Accounting has been Discontinued

Interest rate swaps	Loans, net of unearned income	$12,032	$(632)	$0

		December 31, 2022
(In thousands) Derivatives in Fair Value Hedging Relationships	Location in the Statement of Condition	Carrying Amount of the Hedged Assets/(Liabilities)	Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of the Hedged Assets/ (Liabilities)	Cumulative Amount of Fair Value Hedging Adjustment Remaining for any Hedged Assets/ (Liabilities) for which Hedge Accounting has been Discontinued
Interest rate swaps	Loans, net of unearned income	$55,770	$(3,069)	$0

Schedule of Derivative Financial Instruments on Statement of Income
The effect of United’s derivative financial instruments on its Consolidated Statements of Income for the years ended December 31, 2023, 2022 and 2021 is presented as follows:

		Year Ended
(In thousands)	Income Statement Location	December 31, 2023	December 31, 2022	December 31, 2021
Derivatives in hedging relationships
Cash Flow Hedges:
Interest rate swap contracts	Interest on long-term borrowings (1)	$23,574	$5,782	$(1,354)
Fair Value Hedges:
Interest rate swap contracts	Interest and fees on loans and leases	$117	$(177)	$(1,744)

Total derivatives in hedging relationships		$23,691	$5,605	$(3,098)

Derivatives not designated as hedging instruments
Forward loan sales commitments	Income from Mortgage Banking Activities	(127)	(174)	(1,187)
TBA mortgage-backed securities	Income from Mortgage Banking Activities	(611)	276	5,932
Interest rate lock commitments	Income from Mortgage Banking Activities	(240)	(8,373)	(22,219)

Total derivatives not designated as hedging instruments		$(978)	$(8,271)	$(17,474)

Total derivatives		$22,713	$(2,666)	$(20,572)

(1)	Decreases or increases in interest expense are expressed as positive or negative amounts, respectively, based on their impact to net income.